Segment Information - Revenue from External Customers by Geographic Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue From External Customers Attributed To Foreign Countries By Geographic Area
Total revenues	¥ 2,621,334	$ 359,121	¥ 3,317,821	¥ 3,128,877
Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area
Total revenues	1,369,258		1,884,393	2,300,520
Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area
Total revenues	925,846		1,114,679	591,936
Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area
Total revenues	¥ 326,230		¥ 318,749	¥ 236,421